UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30

Date of reporting period:	09/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic California Municipal Money Market Fund
September 30, 2006 (Unaudited)

	Coupon	Principal
Short-Term Investments--98.7%	Rate (%)	Amount ($)	Value ($)

California--97.6%
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Grauer Foundation
for Education Project) (LOC;
Comerica Bank)	3.76	4,000,000 a	4,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.74	4,000,000	4,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.47	4,300,000	4,300,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)	3.50	1,500,000	1,500,000
California,
GO Notes	4.25	150,000	150,076
California,
GO Notes (Various Purpose)	11.00	100,000	101,179
California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)	4.50	150,000	150,847
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	3.80	6,000,000 a	6,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC: California State
Teachers Retirement System and
The Bank of New York)	3.80	3,800,000 a	3,800,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Bank)	3.70	4,050,000 a	4,050,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	3.64	1,000,000 a	1,000,000
California Infrastructure and

Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	3.79	1,100,000 a	1,100,000
California Infrastucture and
Economic Development Bank,
Revenue (Nature Kist Snacks Project)
(LOC; Wells Fargo Bank)	3.79	1,500,000 a	1,500,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Incorporated
Project) (LOC; Bank of The
West)	3.79	1,000,000 a	1,000,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Corporation) (LOC;
JPMorgan Chase Bank)	3.82	11,600,000 a	11,600,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	3.76	1,235,000 a	1,235,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	3.76	1,500,000 a	1,500,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo
Bank)	3.76	1,000,000 a	1,000,000
California State University,
Trustees, Housing System
Revenue (Insured; FGIC)	4.75	100,000	100,068
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.84	1,000,000 a,b	1,000,000
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill Lynch
Capital Services and
LOC; Merrill Lynch)	3.84	2,460,000 a,b	2,460,000
California Statewide Communities
Development Authority,
Multifamily Revenue (Varenna
Assisted Living Apartments
Project) (LOC; HSH Nordbank)	3.70	1,000,000 a	1,000,000
California Statewide Communities
Development Authority, Revenue

(Kaiser Permanente)	3.68	3,200,000 a	3,200,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (Insured; Radian Bank
and Liquidity Facility; Bank
of America)	3.86	3,260,000 a	3,260,000
Chaffey Community College
District, GO Notes (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.77	3,000,000 a,b	3,000,000
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	1,090,000	1,094,187
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.80	1,160,000 a,b	1,160,000
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;
IXIS Corporate and Investment
Bank)	3.84	4,000,000 a,b	4,000,000
Hughson Unified School District,
GO Notes (Insured; FSA)	10.00	120,000	126,073
Long Beach,
Harbor Revenue	5.50	420,000	424,563
Long Beach,
Harbor Revenue, Refunding
(Insured; MBIA)	5.00	120,000	120,793
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.63	3,000,000 a	3,000,000
Los Angeles Community
Redevelopment Agency, Grand
Central Square Qualified
Redevelopment Revenue,
Refunding (Insured; AMBAC)	3.75	100,000	99,955
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel
Incorporated Project) (LOC;
Comerica Bank)	3.79	2,150,000 a	2,150,000
North Orange County, Regional
Occupational Program, COP
(Educational Center Funding
Program) (Insured; Assured
Guaranty and Liquidity
Facility; Dexia Credit Locale)	3.63	2,950,000 a	2,950,000
Oakland,
COP (Capital Equipment
Project) (LOC; Landesbank

Hessen-Thuringen Girozentrale)	3.68	2,400,000 a	2,400,000
Orange County,
Airport Revenue, Refunding
(Insured; MBIA)	6	100,000	101,561
Oxnard Financing Authority,
Solid Waste Revenue, Refunding
(Insured; AMBAC)	4.00	600,000	600,569
Palomar Pomerado Health
(Insured; AMBAC and Liquidity
Facility; Merrill Lynch)	3.77	7,540,000 a,b	7,540,000
Sacramento County,
GO Notes, TRAN	4.50	130,000	130,784
San Diego,
Water Utility Fund Net System
Revenue (Certificates of
Undivided Interest) (Insured;
FGIC and Liquidity Facility;
Citibank NA)	3.76	5,000,000 a,b	5,000,000
Solano County,
COP (Capital Improvement
Program) (Insured; AMBAC)	4.25	100,000	100,070
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.63	700,000 a	700,000
Union,
MFHR, Refunding (Mission
Sierra Apartments) (Insured; FNMA)	3.59	1,200,000 a	1,200,000
University of California,
College and University Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.78	995,000 a,b	995,000
Vallejo,
Water Revenue, COP (LOC; KBC
Bank)	3.68	2,000,000 a	2,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	3.67	2,695,000 a	2,695,000

U.S. Related--1.1%
Guam,
LOR (Section 30) (Insured; FSA)	5.00	100,000	100,195
Puerto Rico Commonwealth,
Public Improvement (Insured;
Assured Guaranty and Liquidity
Facility; Morgan Stanley Bank)	3.77	1,000,000 a,b	1,000,000

Total Investments (cost $101,695,871)		98.7%	101,695,920
Cash and Receivables (Net)		1.3%	1,287,969

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $26,155,000 or 25.4% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic Massachusetts Municipal Money Market Fund
September 30, 2006 (Unaudited)

	Coupon	Principal
Short-Term Investments--98.7%	Rate (%)	Amount ($)	Value ($)

Ayer,
GO Notes, BAN	4.50	1,150,600	1,156,651
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)	3.75	6,665,000 a	6,665,000
Dennis-Yarmouth Regional School
District, GO Notes, BAN	4.25	3,500,000	3,504,811
Eclipse Funding Trust,
Revenue (Insured; MBIA and
Liquidity Facility; U.S. Bank)	3.76	6,000,000 a	6,000,000
Hudson,
GO Notes, BAN	4.00	2,335,307	2,335,399
Lexington,
GO Notes, BAN	4.25	2,165,000	2,169,234
Marblehead,
GO Notes, BAN	4.25	2,226,500	2,238,734
Massachusetts,
CP (LOC; Bank of Nova Scotia)	3.55	1,500,000	1,500,000
Massachusetts,
GO, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.74	2,850,000 a	2,850,000
Massachusetts Bay Transportation
Authority, General
Transportation Systems, GO
Notes (Liquidity Facility;
Westdeutsche Landesbank)	3.70	3,500,000 a	3,500,000
Massachusetts Development Finance
Agency, Revenue (Brandon
Residential Treatment Center,
Inc. Project) (LOC; SunTrust
Bank)	3.74	1,025,000 a	1,025,000
Massachusetts Development Finance
Agency, Revenue (Dexter School
Project) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.77	1,000,000 a	1,000,000
Massachusetts Development Finance
Agency, Revenue (Holy Cross
College Issue) (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	3.77	1,600,000 a,b	1,600,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	3.74	1,370,000 a	1,370,000
Massachusetts Development Finance
Agency, Revenue (WGBH

Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.75	4,650,000 a	4,650,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	3.77	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (YOU, Inc.)
(LOC; PNC Bank)	3.70	3,200,000 a	3,200,000
Massachusetts Development Finance
Agency, SWDR (Newark Group
Project) (LOC; JPMorgan Chase
Bank)	3.75	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Hallmark
Health System Issue) (Insured;
FSA and Liquidity Facility;
Bank of America)	3.75	2,700,000 a	2,700,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.75	2,500,000 a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.75	2,000,000 a	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	3.58	1,000,000	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital Asset
Program Issue) (LOC; Bank of
America)	3.80	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.74	2,600,000 a	2,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;

Royal Bank of Scotland)	3.74	4,520,000 a	4,520,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Emmanuel
College Issue) (LOC; Allied
Irish Banks)	3.70	4,450,000 a	4,450,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.70	3,500,000 a	3,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.77	5,380,000 a	5,380,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts Issue) (LOC;
Dexia Credit Locale)	3.70	2,500,000 a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	3.80	4,675,000 a	4,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	3.68	2,600,000 a	2,600,000
Massachusetts Industrial Finance
Agency, First Mortgage Revenue
(Orchard Cove Inc.) (LOC; Bank
of America)	3.76	1,000,000 a	1,000,000
Massachusetts Port Authority,
Revenue, CP (Liquidity
Facility; Westdeutsche
Landesbank)	3.58	5,000,000	5,000,000
Massachusetts Port Authority,
Revenue, CP (LOC; Westdeutsche
Landesbank)	3.55	5,000,000	5,000,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	3.77	3,500,000 a,b	3,500,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Bayerische
Landesbank)	3.75	4,200,000 a	4,200,000
Massachussetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,

Refunding (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.75	1,500,000 a	1,500,000
Raynham,
GO Notes, BAN	4.35	1,900,000	1,913,141
Southborough,
GO Notes, BAN	4.25	2,620,000	2,622,863
Winchester,
GO Notes, BAN	4.40	1,355,249	1,356,181
Woburn,
GO Notes, BAN	3.75	2,000,000	2,000,186

Total Investments (cost $116,282,200)		98.7%	116,282,200
Cash and Receivables (Net)		1.3%	1,527,426
Net Assets		100.0%	117,809,626

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $5,100,000 or 4.3% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New York Municipal Money Market Fund
September 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.2%	Rate (%)	Date	Amount ($)	Value ($)

New York--97.7%
ABN AMRO Munitops Certificate
Trust, Revenue, Refunding
(Cornell University)
(Liquidity Facility; ABN-AMRO)	3.77	10/7/06	6,710,000 a,b	6,710,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	3.77	10/7/06	1,600,000 a	1,600,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC;
Citizens Bank of Rhode Island)	3.73	10/7/06	5,855,000 a	5,855,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	3.77	10/7/06	1,360,000 a	1,360,000
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Citizens Bank
of Pennsylvania)	3.89	10/7/06	675,000 a	675,000
Binghamton,
GO Notes, BAN	4.00	2/2/07	4,400,000	4,406,270
Brewster,
GO Notes, BAN	4.80	5/18/07	2,700,000	2,710,723
Burnt Hills-Ballston Lake Central
School District, GO Notes, TAN	4.50	7/6/07	1,500,000	1,507,127
Cohoes Industrial Development
Agency, Civic Facility Revenue
(Columbia Crest Senior Housing
Project) (LOC; Key Bank)	3.77	10/7/06	2,780,000 a	2,780,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Marist
College Civic Facility) (LOC;
Key Bank)	3.73	10/7/06	3,900,000 a	3,900,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Marist
College Civic Facility) (LOC;
The Bank of New York)	3.73	10/7/06	1,900,000 a	1,900,000
East Syracuse-Minoa Central School
District, GO Notes, BAN	4.65	7/20/07	1,220,000	1,227,484
Hastings,
GO Notes, BAN	4.50	10/26/06	3,800,000	3,801,656

Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank
NA)	3.74	10/7/06	8,900,000 a	8,900,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.78	10/7/06	6,800,000 a,b	6,800,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	3.77	10/7/06	5,662,500 a,b	5,662,500
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.79	10/7/06	2,500,000 a	2,500,000
Monroe-Woodbury Central School
District, GO Notes, BAN	4.50	11/17/06	3,891,200	3,894,286
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.78	10/7/06	6,650,000 a	6,650,000
New York City
(Putters Program) (Insured;
XLCA and Liquidity Facility;
JPMorgan Chase Bank)	3.78	10/7/06	2,955,000 a,b	2,955,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (West
89th Street Development)
(Insured; FNMA)	3.75	10/7/06	13,000,000 a	13,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Bank)	3.78	10/7/06	2,625,000 a	2,625,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ethical
Culture Fieldston School Project)
(Insured; XLCA and Liquidity
Facility; Dexia Credit Locale)	3.74	10/7/06	4,170,000 a	4,170,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Bank)	3.78	10/7/06	1,570,000 a	1,570,000
New York City Industrial
Development Agency, Civic

Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	3.79	10/7/06	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facilty Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Bank)	3.78	10/7/06	4,000,000 a	4,000,000
New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project) (LOC;
Lloyds TSB Bank PLC)	3.73	10/7/06	9,000,000 a	9,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility: Dexia
Credit Locale and JPMorgan
Chase Bank)	3.52	11/9/06	5,300,000	5,300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.74	10/7/06	12,000,000 a	12,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.87	10/1/06	1,350,000 a	1,350,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity Facility;
Bayerische Landesbank)	3.87	10/1/06	2,510,000 a	2,510,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	3.87	10/1/06	1,250,000 a	1,250,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.72	10/7/06	11,900,000 a	11,900,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.80	10/7/06	18,080,000 a,b	18,080,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.74	10/7/06	4,500,000 a	4,500,000
New York State Energy Research and
Development Authority, Revenue
(Consolidated Edison Company
of New York, Inc. Project)

(LOC; Citibank NA)	3.75	10/7/06	9,700,000 a	9,700,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC and Liquidity Facility;
FHLMC)	3.79	10/7/06	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Revenue (Historic
Front Street) (LOC; The Bank
of New York)	3.71	10/7/06	5,000,000 a	5,000,000
New York State Housing Finance
Agency, Revenue (Hospital for
Special Surgery Staff Housing)
(LOC; JPMorgan Chase Bank)	3.73	10/7/06	7,400,000 a	7,400,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	3.75	10/7/06	12,000,000 a	12,000,000
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service Contract
Revenue (Liquidity Facility;
Merrill Lynch Capital Services and
LOC; Merrill Lynch)	3.79	10/7/06	7,375,000 a,b	7,375,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.77	10/7/06	6,000,000 a	6,000,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; Citizens Bank
of Massachusetts)	3.73	10/7/06	3,825,000 a	3,825,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	3.74	10/7/06	2,090,000 a	2,090,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/29/07	5,400,000	5,424,708
Pearl River Union Free School
District, GO Notes, TAN	4.50	6/28/07	2,300,000	2,310,305
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.79	10/7/06	8,025,000 a	8,025,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechic Institute Project)	3.80	10/7/06	3,200,000 a	3,200,000

Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	3.77	10/7/06	5,382,000 a	5,382,000
Shenendehowa Central School
District, GO Notes, BAN	4.50	6/29/07	3,000,000	3,006,630
Spencerport,
GO Notes, BAN	4.50	3/1/07	1,495,000	1,500,975
Syracuse,
GO Notes, RAN (LOC; Key Bank)	4.13	10/30/06	4,600,000	4,601,816
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; Citizens Bank of
Massachusetts)	3.76	10/7/06	3,400,000 a	3,400,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; HSBC Bank USA)	3.76	10/7/06	3,775,000 a	3,775,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.81	10/7/06	4,790,000 a,b	4,790,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.77	10/7/06	3,100,000 a	3,100,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank)	3.77	10/7/06	7,000,000 a	7,000,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch Capital Services
and LOC; Merrill Lynch)	3.80	10/7/06	8,030,000 a,b	8,030,000

U.S. Related--1.5%
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company

Project)	3.82	10/7/06	4,400,000 a	4,400,000

Total Investments (cost $298,086,480)			99.2%	298,086,480
Cash and Receivables (Net)			.8%	2,286,192
Net Assets			100.0%	300,372,672

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $60,402,500 or 20.1% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)